Debt (Schedule of Weighted Average Interest Rates) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term debt	1.40%	2.70%	3.00%
Revolving credit facilities	3.30%	3.80%	4.40%